Non-Controlling Interests - Summary of Financial Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022 [1]
Disclosure of subsidiaries [line items]
Non-current assets	€ 14,638	€ 15,677
Current assets	5,074	5,728
Non-current liabilities	(10,090)	(10,643)
Current liabilities	(2,019)	(2,156)
Equity	7,603	8,606	[1]	€ 7,513	[1]	€ 7,977
Non-controlling interests	2,332	2,723
Net revenue	7,524	7,212		6,592	[1]
Consolidated net profit	500	213		163	[1]
Consolidated net income	98	56		121	[1]
Total
Disclosure of subsidiaries [line items]
Non-current assets	6,836	7,227
Current assets	1,206	1,180
Non-current liabilities	(927)	(995)
Current liabilities	(1,058)	(863)
Total Consolidated Equity (except for intercompany eliminations)	5,324	5,889
Non-controlling interests	2,310	2,706
Net revenue	1,689	1,732
Consolidated net profit	118	60
Consolidated net income	€ 95	€ 53
Biotest AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest	19.60%	29.80%
Non-controlling interests	€ 204	€ 330
Consolidated net income	(18)	(29)
Biotest AG | Biotest AG
Disclosure of subsidiaries [line items]
Non-current assets	2,195	2,130
Current assets	876	780
Non-current liabilities	(487)	(540)
Current liabilities	(854)	(657)
Total Consolidated Equity (except for intercompany eliminations)	1,041	1,105
Net revenue	675	726
Consolidated net profit	€ (72)	€ (96)
GDS Group
Disclosure of subsidiaries [line items]
% Non-controlling Interest	45.00%	45.00%
Non-controlling interests	€ 1,781	€ 1,970
Consolidated net income	62	48
GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Non-current assets	4,197	4,627
Current assets	251	253
Non-current liabilities	(349)	(368)
Current liabilities	(141)	(134)
Total Consolidated Equity (except for intercompany eliminations)	3,958	4,378
Net revenue	571	578
Consolidated net profit	€ 139	€ 122
Haema AG
Disclosure of subsidiaries [line items]
% Non-controlling Interest	100.00%	100.00%
Non-controlling interests	€ 184	€ 260
Consolidated net income	11	6
Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Non-current assets	239	230
Current assets	46	121
Non-current liabilities	(46)	(34)
Current liabilities	(41)	(50)
Total Consolidated Equity (except for intercompany eliminations)	184	260
Net revenue	219	204
Consolidated net profit	€ 11	€ 6
BPC Plasma, Inc
Disclosure of subsidiaries [line items]
% Non-controlling Interest	100.00%	100.00%
Non-controlling interests	€ 141	€ 146
Consolidated net income	40	28
BPC Plasma, Inc | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Non-current assets	205	240
Current assets	33	26
Non-current liabilities	(45)	(53)
Current liabilities	(22)	(22)
Total Consolidated Equity (except for intercompany eliminations)	141	146
Net revenue	224	224
Consolidated net profit	40	28
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity	2,332	2,723	[1]	2,145	[1]	€ 2,328
Consolidated net profit	98	56
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Equity	204	330		357
Consolidated net profit	(18)	(29)
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Equity	141	146		€ 148
Consolidated net profit	€ 40	€ 28

[1]	(See Note 2.d)